Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD VARIABLE INSURANCE FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 26, 2019
Total International Stock Market Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Total International Stock Market Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses<br/><br/> (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the underlying funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual operating expenses of the Portfolio and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio employs an indexing investment approach designed to track the performance of the FTSE Global All Cap ex US Index, a float-adjusted market-capitalization-weighted index designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States. The Index includes approximately 6,002 stocks of companies located in over 47 markets. As of December 31, 2018, the largest markets covered in the Index were Japan, the United Kingdom, China, France, and Canada (which made up approximately 18%, 12%, 7%, 7%, and 6%, respectively, of the Index’s market capitalization). The Portfolio obtains its exposure to the stocks in the Index by investing all, or substantially all, of its assets in a mix of Vanguard equity index funds (underlying funds). The Portfolio’s allocations to the underlying funds will change over time as the composition of the Index changes.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio could lose money over short or long periods of time. You should expect the Portfolio’s share price and total return to fluctuate within a wide range. Although the Portfolio seeks to track the Index, its performance typically can be expected to fall short by a small percentage representing operating costs of the underlying funds. The Portfolio is subject to the following risks through its investments in the underlying funds, which could affect the Portfolio’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks may be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.

• Investment style risk, which is the chance that returns from non-U.S. small- and mid-capitalization stocks will trail returns from global stock markets. Historically, non-U.S. small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the underlying funds may invest a large portion of their assets in securities of companies located in any one country or region, the Portfolio’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/ regional risk is especially high in emerging markets.

• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

• Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets because, among other factors, emerging markets can have greater custodial and operational risks; less developed legal, tax, regulatory, and accounting systems; and greater political, social, and economic instability than developed markets.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Portfolio could lose money over short or long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows the performance of the Portfolio in its first full calendar year. The table shows how the average annual total returns of the Portfolio compare with those of its target index, which has investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555 .
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows the performance of the Portfolio in its first full calendar year. The table shows how the average annual total returns of the Portfolio compare with those of its target index, which has investment characteristics similar to those of the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-522-5555
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	advisors.vanguard.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Total International Stock Market Index Portfolio
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a calendar quarter was 0.40% (quarter ended September 30, 2018), and the lowest return for a quarter was –11.67% (quarter ended December 31, 2018).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2018
Total International Stock Market Index Portfolio | Total International Stock Market Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.11%
1 Year	rr_ExpenseExampleYear01	$ 11
3 Years	rr_ExpenseExampleYear03	35
5 Years	rr_ExpenseExampleYear05	62
10 Years	rr_ExpenseExampleYear10	141
1 Year	rr_ExpenseExampleNoRedemptionYear01	11
3 Years	rr_ExpenseExampleNoRedemptionYear03	35
5 Years	rr_ExpenseExampleNoRedemptionYear05	62
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 141
2018	rr_AnnualReturn2018	(14.62%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.67%)
1 Year	rr_AverageAnnualReturnYear01	(14.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2017
Total International Stock Market Index Portfolio | FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2017